Management of financial risk - Movements of Level 3 financial instruments (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Movements of Level 3 financial instruments measured at fair value
Beginning of the year	¥ 6,396,579
End of the year	3,161,370	¥ 6,396,579
Level 3
Movements of Level 3 financial instruments measured at fair value
Beginning of the year	1,906,189	1,611,606	¥ 1,107,340
Additions, net	238,911	295,287	506,620
(Loss)/gain recognized in other comprehensive income	2,918	(789)	(1,678)
(Losses)/gain recognized in profit or loss	(10,881)	85	(676)
Disposal of subsidiaries (Note 12)	¥ (2,137,137)
End of the year		¥ 1,906,189	¥ 1,611,606